Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of Breakdown of Cash and Cash Equivalents
The following table provides a breakdown for cash and cash equivalents:

	At December 31,
(€ thousands)	2023	2022
Cash on hand	3,275	2,322
Bank balances	293,004	251,999
Total cash and cash equivalents	296,279	254,321